Capital transactions (Details) (Stock Options, USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options, Number of options	9,185	10,851	10,851
Outstanding options, Average remaining contract life	1 year 2 months 1 day
Outstanding options, Average exercise price	$ 81.26
Exercisable options, Number of options	9,185
Exercisable options, Average remaining contractual life	1 year 2 months 1 day
Exercisable options, Average exercise price	$ 81.26